Auditor's remuneration paid to Ernst & Young LLP (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Auditor's Remuneration Paid

	2018 $m	2017 $m	2016 $m
Audit of the Financial Statements[a]	3.3	3.0	2.4
Audit of subsidiaries	2.9	2.2	2.2
Audit-related assurance services	0.2	0.2	0.2
Other assurance services	1.3	1.0	1.2
Tax compliance	0	0.1	0.4
Tax advisory	0	—	0.1
Other non-audit services not covered by the above	0.1	0.2	0.1

	7.8	6.7	6.6

[a]	Includes $0.4m (2017: $0.5m, 2016: $nil) of additional fees for specific procedures performed in relation to the implementation of new accounting standards.